Segment reporting (Tables)	6 Months Ended
Mar. 31, 2023
Segment reporting
Schedule of segment results for the Group

The tables present the segment results for the Group:

			Consumer		Westpac
			and	Westpac	New				Notable
			Business	Institutional	Zealand	Specialist	Group		Items	Income
$m	Consumer	Business	Banking	Bank	(A$)	Businesses	Businesses	Total	(pre-tax)	statement
Half Year March 2023
Net interest income	4,693	2,043	6,736	712	1,145	216	393	9,202	(89)	9,113
Net fee income	266	163	429	296	82	22	(2)	827	-	827
Net wealth management and insurance income	22	-	22	-	17	308	-	347	-	347
Trading income	-	-	-	375	18	22	(6)	409	(22)	387
Other income	9	2	11	33	(1)	41	2	86	243	329
Notable Items	-	-	-	-	-	243	(111)	132	(132)	-
Net operating income	4,990	2,208	7,198	1,416	1,261	852	276	11,003	-	11,003
Operating expenses[1]	(2,301)	(914)	(3,215)	(617)	(574)	(280)	(302)	(4,988)	-	(4,988)
Notable Items	-	-	-	-	-	-	-	-	-	-
Total operating expenses	(2,301)	(914)	(3,215)	(617)	(574)	(280)	(302)	(4,988)	-	(4,988)
Pre-provision profit	2,689	1,294	3,983	799	687	572	(26)	6,015	-	6,015
Impairment (charges)/benefits	(170)	(78)	(248)	4	(142)	(2)	(2)	(390)	-	(390)
Profit before income tax expense	2,519	1,216	3,735	803	545	570	(28)	5,625	-	5,625
Income tax (expense)/benefit[2]	(756)	(365)	(1,121)	(229)	(154)	(73)	(43)	(1,620)	-	(1,620)
Net profit attributable to NCI	-	-	-	-	-	(4)	-	(4)	-	(4)
Net profit attributable to owners of WBC	1,763	851	2,614	574	391	493	(71)	4,001	-	4,001
Notable Items (post-tax)[2]	-	-	-	-	-	256	(78)	178
Balance sheet
Loans	479,761	85,568	565,329	84,697	91,943	8,086	(124)	749,931
Deposits and other borrowings	293,565	133,442	427,007	112,662	77,321	10,046	49,316	676,352

1.	Impairment of assets (including goodwill and other intangible assets) were insignificant for all segments except for the following:
-	Specialist Businesses: First Half 2023: nil (Second Half 2022: nil, First Half 2022: $167 million);
-	Group Businesses: First Half 2023: nil (Second Half 2022: $159 million, First Half 2022: $7 million).
2.	The tax impact of Notable Items was a reduction to income tax (expense)/benefit of $46 million in First Half 2023 (Second Half 2022: $135 million reduction, First Half 2022: $89 million addition).

Note 2. Segment reporting (continued)

			Consumer and	Westpac	Westpac New				Notable
			Business	Institutional	Zealand	Specialist	Group		Items	Income
$m	Consumer	Business	Banking	Bank	(A$)	Businesses	Businesses	Total	(pre-tax)	statement
Half Year Sept 2022
Net interest income	4,608	1,704	6,312	629	1,073	232	339	8,585	288	8,873
Net fee income	248	165	413	303	99	17	(5)	827	(1)	826
Net wealth management and insurance income	25	-	25	-	15	375	-	415	(8)	407
Trading income	-	-	-	249	18	21	(7)	281	40	321
Other income	15	2	17	2	(4)	5	46	66	(1,117)	(1,051)
Notable Items	-	-	-	-	(12)	(1,120)	334	(798)	798	-
Net operating income	4,896	1,871	6,767	1,183	1,189	(470)	707	9,376	-	9,376
Operating expenses[1]	(2,254)	(915)	(3,169)	(607)	(538)	(313)	(412)	(5,039)	(390)	(5,429)
Notable Items	(66)	-	(66)	-	-	(150)	(174)	(390)	390	-
Total operating expenses	(2,320)	(915)	(3,235)	(607)	(538)	(463)	(586)	(5,429)	-	(5,429)
Pre-provision profit	2,576	956	3,532	576	651	(933)	121	3,947	-	3,947
Impairment (charges)/benefits	(228)	15	(213)	(27)	16	29	(1)	(196)	-	(196)
Profit before income tax expense	2,348	971	3,319	549	667	(904)	120	3,751	-	3,751
Income tax (expense)/benefit[2]	(703)	(292)	(995)	(168)	(192)	50	(31)	(1,336)	-	(1,336)
Net profit attributable to NCI	-	-	-	-	-	(1)	-	(1)	-	(1)
Net profit attributable to owners of WBC	1,645	679	2,324	381	475	(855)	89	2,414	-	2,414
Notable Items (post-tax)[2]	(47)	-	(47)	-	(10)	(1,112)	116	(1,053)
Balance sheet
Loans	474,604	84,897	559,501	85,182	85,285	9,866	(187)	739,647
Deposits and other borrowings	280,574	133,335	413,909	116,552	71,202	9,457	48,009	659,129

1.	Impairment of assets (including goodwill and other intangible assets) were insignificant for all segments except for the following:
-	Specialist Businesses: First Half 2023: nil (Second Half 2022: nil, First Half 2022: $167 million);
-	Group Businesses: First Half 2023: nil (Second Half 2022: $159 million, First Half 2022: $7 million).
2.	The tax impact of Notable Items was a reduction to income tax (expense)/benefit of $46 million in First Half 2023 (Second Half 2022: $135 million reduction, First Half 2022: $89 million addition).

Note 2. Segment reporting (continued)

			Consumer		Westpac
			and	Westpac	New				Notable
			Business	Institutional	Zealand	Specialist	Group		Items	Income
$m	Consumer	Business	Banking	Bank	(A$)	Businesses	Businesses	Total	(pre-tax)	statement
Half Year March 2022
Net interest income	4,377	1,323	5,700	481	1,034	242	564	8,021	267	8,288
Net fee income	265	162	427	302	86	29	1	845	-	845
Net wealth management and insurance income	26	-	26	-	39	379	-	444	(43)	401
Trading income	-	-	-	267	25	20	27	339	4	343
Other income	33	3	36	23	1	14	8	82	271	353
Notable Items	-	-	-	-	132	109	258	499	(499)	-
Net operating income	4,701	1,488	6,189	1,073	1,317	793	858	10,230	-	10,230
Operating expenses[1]	(2,369)	(984)	(3,353)	(581)	(534)	(370)	(304)	(5,142)	(231)	(5,373)
Notable Items	-	-	-	-	-	(215)	(16)	(231)	231	-
Total operating expenses	(2,369)	(984)	(3,353)	(581)	(534)	(585)	(320)	(5,373)	-	(5,373)
Pre-provision profit	2,332	504	2,836	492	783	208	538	4,857	-	4,857
Impairment (charges)/benefits	27	(158)	(131)	(58)	9	38	3	(139)	-	(139)
Profit before income tax expense	2,359	346	2,705	434	792	246	541	4,718	-	4,718
Income tax (expense)/benefit[2]	(713)	(107)	(820)	(128)	(190)	(111)	(185)	(1,434)	-	(1,434)
Net profit attributable to NCI	-	-	-	-	-	(3)	(1)	(4)	-	(4)
Net profit attributable to owners of WBC	1,646	239	1,885	306	602	132	355	3,280	-	3,280
Notable Items (post-tax)[2]	-	-	-	-	129	(114)	164	179
Balance sheet
Loans	465,697	80,949	546,646	73,950	87,361	11,730	(131)	719,556
Deposits and other borrowings	276,161	134,716	410,877	104,661	75,622	8,362	46,084	645,606

1.	Impairment of assets (including goodwill and other intangible assets) were insignificant for all segments except for the following:
-	Specialist Businesses: First Half 2023: nil (Second Half 2022: nil, First Half 2022: $167 million);
-	Group Businesses: First Half 2023: nil (Second Half 2022: $159 million, First Half 2022: $7 million).
2.	The tax impact of Notable Items was a reduction to income tax (expense)/benefit of $46 million in First Half 2023 (Second Half 2022: $135 million reduction, First Half 2022: $89 million addition).

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 23	Mar 23
$m	2023	2022	2022	- Sept 22	- Mar 22
Notable Items after tax
Economic hedges	(121)	266	204	large	large
Hedge ineffectiveness	43	(33)	(19)	large	large
Provisions for litigation, fines and penalties[3]	-	(68)	(65)	(100)	(100)
Asset sales and revaluations	256	(1,089)	213	large	20
The write-down of assets	-	(129)	(154)	(100)	(100)
Total Notable Items after tax	178	(1,053)	179	large	(1)

3.	Second Half 2022 and First Half 2022 also included provisions for estimated customer refunds and payments and associated costs.